Subsequent Events (Details) - 12 months ended Sep. 30, 2023 ¥ in Millions	CNY (¥)	USD ($)
Subsequent Events (Details) [Line Items]
Equity interest | ¥	¥ 10
Line of credit | $		$ 947,178
(“Mizhiyan”) and Tianjin Dilang [Member]
Subsequent Events (Details) [Line Items]
Equity percentage		100.00%